Schedule of financial income (expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income	€ 59	€ 126	€ 185
Interest expense	(1,967)	(2,065)	(875)
Depreciation of prepaid expenses on debt grant		(31)	(224)
Changes in fair value of convertible debentures		(282)	1,301
Changes in fair value of hte Placement Agent Warrants	1,007	(92)	1,133
Impact from the January 2012 Exchange Agreement		(2,250)
Financial (expense) income, net	€ (901)	€ (4,594)	€ 1,522